Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Operating and formation costs	$ 460,648	$ 430,842	$ 923,287	$ 805,330	$ 382,051	$ 1,635,452
Franchise tax expense	41,073	42,532	83,100	56,491	161,644	137,379
Loss from Operations	(501,721)	(473,374)	(1,006,387)	(861,821)	(543,695)	(1,772,831)
Other Income:
Interest and dividend income on investments held in Trust Account	233,962	836,888	491,297	2,101,363	1,345,016	2,641,407
(Loss) income before income taxes	(267,759)	363,514	(515,090)	1,239,542	801,321	868,576
Income tax expense	(40,507)	(166,728)	(85,722)	(429,423)	(248,508)	(528,809)
Net (loss) income	$ (308,266)	$ 196,786	$ (600,812)	$ 810,119	$ 552,813	$ 339,767
Class A Common Stock
Other Income:
Basic weighted average shares outstanding (in Shares)	5,216,290	8,288,366	5,270,356	8,621,878	5,951,288	7,840,002
Basic net (loss) income per share (in Dollars per share)	$ (0.06)	$ 0.02	$ (0.11)	$ 0.08	$ 0.06	$ 0.04
Diluted weighted average shares outstanding (in Shares)	5,486,290	8,288,366	5,486,180	8,621,878	5,951,288	7,900,002
Diluted net (loss) income per share (in Dollars per share)	$ (0.06)	$ 0.02	$ (0.11)	$ 0.08	$ 0.06	$ 0.04
Class B Common Stock
Other Income:
Basic weighted average shares outstanding (in Shares)	1	1,200,550	1	2,033,149	2,683,051	1,008,220
Basic net (loss) income per share (in Dollars per share)	$ (0.06)	$ 0.02	$ (0.11)	$ 0.08	$ 0.06	$ 0.04
Diluted weighted average shares outstanding (in Shares)	1	1,200,550	1	2,033,149	2,683,051	1,008,220
Diluted net (loss) income per share (in Dollars per share)	$ (0.06)	$ 0.02	$ (0.11)	$ 0.08	$ 0.06	$ 0.04